Property, plant and equipment (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment
Property, plant and equipment		R$ 160,952	R$ 151,492	R$ 197,688
IT equipment [member]
Property, Plant and Equipment
Property, plant and equipment		R$ 5,651	21,612	36,969
IT equipment [member] | Minimum [member]
Property, Plant and Equipment
Weighted average depreciation rate		10.00%
IT equipment [member] | Maximum [member]
Property, Plant and Equipment
Weighted average depreciation rate		33.00%
Furniture, equipment and fittings [member]
Property, Plant and Equipment
Property, plant and equipment		R$ 29,506	22,247	24,102
Furniture, equipment and fittings [member] | Minimum [member]
Property, Plant and Equipment
Weighted average depreciation rate		10.00%
Furniture, equipment and fittings [member] | Maximum [member]
Property, Plant and Equipment
Weighted average depreciation rate		33.00%
Property, buildings and improvements [member]
Property, Plant and Equipment
Property, plant and equipment		R$ 29,744	10,817	12,646
Property, buildings and improvements [member] | Minimum [member]
Property, Plant and Equipment
Weighted average depreciation rate		5.00%
Property, buildings and improvements [member] | Maximum [member]
Property, Plant and Equipment
Weighted average depreciation rate		20.00%
In progress [member]
Property, Plant and Equipment
Property, plant and equipment	[1]	R$ 837	16,765	4,494
Right of use assets [member]
Property, Plant and Equipment
Property, plant and equipment	[2]	R$ 95,171	80,008	119,086
Weighted average depreciation rate		12.00%
Land [member]
Property, Plant and Equipment
Property, plant and equipment		R$ 43	43	R$ 391
Gross carrying amount [member]
Property, Plant and Equipment
Property, plant and equipment		470,593	388,567
Gross carrying amount [member] | IT equipment [member]
Property, Plant and Equipment
Property, plant and equipment		89,944	83,461
Gross carrying amount [member] | Furniture, equipment and fittings [member]
Property, Plant and Equipment
Property, plant and equipment		70,157	54,986
Gross carrying amount [member] | Property, buildings and improvements [member]
Property, Plant and Equipment
Property, plant and equipment		70,204	54,372
Gross carrying amount [member] | In progress [member]
Property, Plant and Equipment
Property, plant and equipment		837	16,765
Gross carrying amount [member] | Right of use assets [member]
Property, Plant and Equipment
Property, plant and equipment		239,408	178,940
Gross carrying amount [member] | Land [member]
Property, Plant and Equipment
Property, plant and equipment		43	43
Accumulated depreciation and amortisation [member]
Property, Plant and Equipment
Property, plant and equipment		(309,641)	(237,075)
Accumulated depreciation and amortisation [member] | IT equipment [member]
Property, Plant and Equipment
Property, plant and equipment		(84,293)	(61,849)
Accumulated depreciation and amortisation [member] | Furniture, equipment and fittings [member]
Property, Plant and Equipment
Property, plant and equipment		(40,651)	(32,739)
Accumulated depreciation and amortisation [member] | Property, buildings and improvements [member]
Property, Plant and Equipment
Property, plant and equipment		(40,460)	(43,555)
Accumulated depreciation and amortisation [member] | In progress [member]
Property, Plant and Equipment
Property, plant and equipment		0	0
Accumulated depreciation and amortisation [member] | Right of use assets [member]
Property, Plant and Equipment
Property, plant and equipment		(144,237)	(98,932)
Accumulated depreciation and amortisation [member] | Land [member]
Property, Plant and Equipment
Property, plant and equipment		R$ 0	R$ 0

[1]	In 2023, refers to improvements made to the new leased property to offer Anglo courses.
[2]	In 2024, the addition of right of use of R$ 47,391 is substantially referred to recognition of a new lease agreement for the property used to offer preparatory course for university entrance exams (“Anglo Course”), see the corresponding lease liabilities in note 16.